Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of February 11, 2025 (Servicing Agreement), by and between NEW YORK STATE ELECTRIC & GAS CORPORATION, as servicer (Servicer), and NYSEG STORM FUNDING, LLC, the Servicer does hereby certify, for the November 2, 2026, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: April 1, 2026 through September 30, 2026
Payment Date: November 2, 2026

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
		i.	Remittances for the April 2026 Collection Period	$9,145,727.30
		ii.	Remittances for the May 2026 Collection Period	$7,136,332.81
		iii.	Remittances for the June 2026 Collection Period	$8,030,812.71
		iv.	Remittances for the July 2026 Collection Period	$6,898,958.31
		v.	Remittances for the August 2026 Collection Period	$6,599,675.96
		vi.	Remittances for the September 2026 Collection Period	$8,876,278.64
		vii.	Investment Earnings on General Subaccount	$413,821.74
		viii.	General Subaccount Balance (sum of i through vii above)	$47,101,607.47
		ix.	Investment Earnings on Excess Funds Subaccount	$184,792.49
		x.	Excess Funds Subaccount Balance as of prior Payment Date	$16,084,916.17
		xi.	Excess Funds Subaccount Balance (sum of ix through x above)	$16,269,708.66
		xii.	Investment Earnings on Capital Subaccount[1]	$45,123.52
		xiii.	Capital Subaccount Balance as of prior Payment Date	$3,553,000.00
		xiv.	Capital Subaccount Balance (sum of xii through xiii above)	$3,598,123.52
		xv.	Collection Account Balance (sum of viii, xi, & xiv above)	$66,969,439.65

2.	Outstanding Amounts as of prior Payment Date:
		i.	Tranche A-1 Outstanding Amount	$153,289,702.07
		ii.	Tranche A-2 Outstanding Amount	$225,000,000.00
		iii.	Tranche A-3 Outstanding Amount	$260,600,000.00
		iv.	Aggregate Outstanding Amount of all Recovery Bonds	$638,889,702.07

3.	Required Funding/Payments as of Current Payment Date:
	a)	Principal		Principal Due
		i.	Tranche A-1	$27,054,241.37
		ii.	Tranche A-2	$—
		iii.	Tranche A-3	$—
		iv.	All Recovery Bonds	$27,054,241.37

	b)	Interest		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
		i.	Tranche A-1	4.713%	180	$153,289,702.07	$3,612,271.83
		ii.	Tranche A-2	4.866%	180	$225,000,000.00	$5,474,250.00
		iii.	Tranche A-3	5.162%	180	$260,600,000.00	$6,726,086.00
		iv.	All Recovery Bonds			$638,889,702.07	$15,812,607.83

	c)	Capital Subaccount				Required Level	Funding Required
		i.	Capital Subaccount			$3,553,000.00	$—

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:
	a)	Expenses
		i.	Trustee Fees and Expenses; Indemnity Amounts[2]				$5,000.00
		ii.	Servicing Fee				$177,650.00
		iii.	Administration Fee				$31,250.00
		iv.	Other Ongoing Financing Costs Expenses[3]				$200,000.00
		v.	Total Expenses				$413,900.00

	b)	Interest				Per $1,000 of Original Principal Amount	Interest Payable
		i.	Tranche A-1 Interest Payment			$16.05	$3,612,271.83
		ii.	Tranche A-2 Interest Payment			$24.33	$5,474,250.00
		iii.	Tranche A-3 Interest Payment			$25.81	$6,726,086.00
		iv.	Total Interest				$15,812,607.83

	c)	Principal				Per $1,000 of Original Principal Amount	Principal Payable
		i.	Tranche A-1 Principal Payment			$120.24	$27,054,241.37
		ii.	Tranche A-2 Principal Payment			$—	$—
		iii.	Tranche A-3 Principal Payment			$—	$—
		iv.	Total Principal				$27,054,241.37

	d)	Other Payments
		i.	Funding of Capital Subaccount (to required level)				$—
		ii.	Invested Capital Return from General Subaccount to Servicer				$144,607.08
		iii.	Deposit to Excess Funds Subaccount				$3,721,374.71
		iv.	Total Other Payments				$3,865,981.79

	e)	Aggregate Remittances		$47,146,730.99

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	a)	Principal Outstanding
		i.	Tranche A-1	$126,235,460.70
		ii.	Tranche A-2	$225,000,000.00
		iii.	Tranche A-3	$260,600,000.00
		iv.	Aggregate Outstanding Amount of all Recovery Bonds	$611,835,460.70
	b)	Collection Account Balances
		i.	Excess Funds Subaccount Balance	$19,991,083.37
		ii.	Capital Subaccount Balance	$3,553,000.00
		iii.	Aggregate Collection Account Balance	$23,544,083.37

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):
		i.	Excess Funds Subaccount	$—
		ii.	Capital Subaccount	$—
		iii.	Total Withdrawals	$—

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date:
	a)	Semi-annual Interest Shortfall
		i.	Tranche A-1 Interest Payment	$—
		ii.	Tranche A-2 Interest Payment	$—
		iii.	Tranche A-3 Interest Payment	$—
		iv.	Total	$—
	b)	Semi-annual Principal
		i.	Tranche A-1 Principal Payment	$—
		ii.	Tranche A-2 Principal Payment	$—
		iii.	Tranche A-3 Principal Payment	$—
		iv.	Total	$—

8.	Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:
		i.	Return on Invested Capital	$—

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:
		i.	Capital Subaccount	$—
1 Investment earnings transferred to General Subaccount.
2 Subject to a $200,000 annual cap under Section 8.02(e)(i) of the Indenture, which limits trustee compensation unless an Event of Default results in acceleration of the Recovery Bonds.
3 Includes other ongoing finance costs expenses such as accounting, legal, rating agency and independent manager fees.

NYSEG STORM FUNDING, LLC, as issuing entity
(Registrant)

Date:	October 23, 2026	By:	NEW YORK STATE ELECTRIC & GAS CORPORATION, as Servicer
/s/ Michael G. Panichi
Michael G. Panichi
Vice President - Treasurer